EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Revenue		$ 6,135	$ 5,352	$ 4,853
Expenses		5,690	4,921	4,585
Share of net earnings from equity accounted investments		961	1,019	1,591
Net income		2,468	2,717	3,766
Other comprehensive income		880	(246)	(681)
GGP Inc. (“GGP”)
Investment [Line Items]
Revenue		2,405	2,427	2,506
Expenses		1,207	1,371	1,454
Fair value gains (losses)		(2,307)	177	528
Share of net earnings from equity accounted investments		179	476	526
Discontinued operations		0	0	(40)
Net income		(591)	1,735	1,899
Other comprehensive income		12	4	(12)
Distributions received		240	266	186
Bargain purchase gain	$ 442
China Xintiandi (“CXTD”)
Investment [Line Items]
Revenue		128	114	170
Expenses		145	122	159
Fair value gains (losses)		121	195	957
Share of net earnings from equity accounted investments		23	41	46
Discontinued operations		0	0	0
Net income		104	187	968
Other comprehensive income		0	0	2
Distributions received		0	0	0
Rouse Properties, Inc. (“Rouse”)
Investment [Line Items]
Revenue				370
Expenses				108
Fair value gains (losses)				(196)
Share of net earnings from equity accounted investments				(12)
Discontinued operations				0
Net income				66
Other comprehensive income				0
Distributions received				14
Diplomat Resort and Spa (“Diplomat”)
Investment [Line Items]
Revenue		151	139	148
Expenses		166	140	132
Fair value gains (losses)		0	0	(18)
Share of net earnings from equity accounted investments		(14)	(2)	(9)
Discontinued operations		0	0	0
Net income		(15)	(1)	(2)
Other comprehensive income		43	35	121
Distributions received		6	0	0
Brookfield Premier Real Estate Partners Pooling LLC
Investment [Line Items]
Revenue		40	0
Expenses		27	3
Fair value gains (losses)		31	56
Share of net earnings from equity accounted investments		12	10
Discontinued operations		0	0
Net income		115	53
Other comprehensive income		0	0
Distributions received		3	12
Other
Investment [Line Items]
Revenue		253	520	318
Expenses		183	489	275
Fair value gains (losses)		147	104	122
Share of net earnings from equity accounted investments		65	31	64
Discontinued operations		0	0	0
Net income		217	135	165
Other comprehensive income		61	0	36
Distributions received		27	0	2
Associates
Investment [Line Items]
Revenue		2,977	3,200	3,512
Expenses		1,728	2,125	2,128
Fair value gains (losses)		(2,008)	532	1,393
Share of net earnings from equity accounted investments		265	556	615
Discontinued operations		0	0	(40)
Net income		(170)	2,109	3,096
Other comprehensive income		116	39	147
Distributions received		276	278	202
Canary Wharf Joint Venture
Investment [Line Items]
Revenue		581	646	606
Expenses		370	284	451
Fair value gains (losses)		(49)	(351)	726
Share of net earnings from equity accounted investments		91	10	463
Discontinued operations		0	0	0
Net income		183	19	925
Other comprehensive income		5	(4)	(102)
Distributions received		0	0	0
Manhattan West, New York
Investment [Line Items]
Revenue		81	78	12
Expenses		70	51	6
Fair value gains (losses)		308	161	15
Share of net earnings from equity accounted investments		179	105	12
Discontinued operations		0	0	0
Net income		319	188	21
Other comprehensive income		0	0	0
Distributions received		1	57	0
Grace Building, New York
Investment [Line Items]
Revenue		120	117	120
Expenses		80	79	81
Fair value gains (losses)		(23)	(24)	102
Share of net earnings from equity accounted investments		9	7	70
Discontinued operations		0	0	0
Net income		17	14	141
Other comprehensive income		0	0	0
Distributions received		7	11	18
One Liberty Plaza, New York
Investment [Line Items]
Revenue		3
Expenses		2
Fair value gains (losses)		103
Share of net earnings from equity accounted investments		53
Discontinued operations		0
Net income		104
Other comprehensive income		(7)
Distributions received		0
Southern Cross East, Melbourne
Investment [Line Items]
Revenue		46	42	1
Expenses		7	11	0
Fair value gains (losses)		21	3	0
Share of net earnings from equity accounted investments		30	17	1
Discontinued operations		0	0	0
Net income		60	34	1
Other comprehensive income		0	0	0
Distributions received		0	0	0
Brazil Retail
Investment [Line Items]
Revenue		48
Expenses		29
Fair value gains (losses)		31
Share of net earnings from equity accounted investments		23
Discontinued operations		0
Net income		50
Other comprehensive income		0
Distributions received		11
EY Centre
Investment [Line Items]
Revenue		34	34	35
Expenses		9	8	8
Fair value gains (losses)		17	103	30
Share of net earnings from equity accounted investments		21	65	29
Discontinued operations		0	0	0
Net income		42	129	57
Other comprehensive income		0	5	0
Distributions received		0	0	0
D.C. Fund
Investment [Line Items]
Revenue		129	121	75
Expenses		76	71	43
Fair value gains (losses)		(54)	(9)	6
Share of net earnings from equity accounted investments		(1)	21	19
Discontinued operations		0	0	0
Net income		(1)	41	38
Other comprehensive income		0	0	0
Distributions received		23	17	5
VAMF II
Investment [Line Items]
Revenue		154	430	83
Expenses		116	310	63
Fair value gains (losses)		117	123	154
Share of net earnings from equity accounted investments		59	96	65
Discontinued operations		0	0	0
Net income		159	243	174
Other comprehensive income		0	0	0
Distributions received		0	0	0
Principal Place - Commercial, London
Investment [Line Items]
Revenue		28
Expenses		61
Fair value gains (losses)		132
Share of net earnings from equity accounted investments		49
Discontinued operations		0
Net income		99
Other comprehensive income		0
Distributions received		0
Potsdamer Platz, Berlin
Investment [Line Items]
Revenue		96	49	0
Expenses		95	27	0
Fair value gains (losses)		108	32	(4)
Share of net earnings from equity accounted investments		27	12	(2)
Discontinued operations		0	0	0
Net income		109	54	(4)
Other comprehensive income		0	0	0
Distributions received		0	0	0
One New York Plaza, New York
Investment [Line Items]
Revenue		121	11
Expenses		78	8
Fair value gains (losses)		(4)	57
Share of net earnings from equity accounted investments		6	9
Discontinued operations		0	0
Net income		39	60
Other comprehensive income		7	0
Distributions received		1	0
Republic Plaza, Denver
Investment [Line Items]
Revenue		46	46	45
Expenses		30	30	29
Fair value gains (losses)		(33)	(5)	0
Share of net earnings from equity accounted investments		(9)	6	8
Discontinued operations		0	0	0
Net income		(17)	11	16
Other comprehensive income		0	0	0
Distributions received		0	0	0
75 State Street, Boston
Investment [Line Items]
Revenue		49	47	28
Expenses		30	30	18
Fair value gains (losses)		6	26	17
Share of net earnings from equity accounted investments		6	17	14
Discontinued operations		0	0	0
Net income		25	43	27
Other comprehensive income		0	0	0
Distributions received		2	0	0
245 Park Avenue, New York
Investment [Line Items]
Revenue		54	163	157
Expenses		31	95	92
Fair value gains (losses)		(24)	(146)	127
Share of net earnings from equity accounted investments		0	(39)	98
Discontinued operations		0	0	0
Net income		(1)	(78)	192
Other comprehensive income		0	0	0
Distributions received		10	37	21
Other
Investment [Line Items]
Revenue		259	384	365
Expenses		111	196	247
Fair value gains (losses)		148	120	301
Share of net earnings from equity accounted investments		153	137	199
Discontinued operations		0	0	0
Net income		296	308	419
Other comprehensive income		16	(2)	4
Distributions received		38	124	30
Joint ventures
Investment [Line Items]
Revenue		1,849	2,168	1,527
Expenses		1,195	1,200	1,038
Fair value gains (losses)		804	90	1,474
Share of net earnings from equity accounted investments		696	463	976
Discontinued operations		0	0	0
Net income		1,483	1,066	2,007
Other comprehensive income		21	(1)	(98)
Distributions received		93	246	74
Joint ventures | Associates
Investment [Line Items]
Revenue		4,826	5,368
Expenses		2,923	3,325
Fair value gains (losses)		(1,204)	622
Share of net earnings from equity accounted investments		961	1,019
Discontinued operations		0	0
Net income		1,313	3,175
Other comprehensive income		137	38
Distributions received		369	524
Joint Ventures And Associates
Investment [Line Items]
Share of net earnings from equity accounted investments		614	510	403
Joint ventures where entity is venturer | Canary Wharf Joint Venture
Investment [Line Items]
Share of net earnings from equity accounted investments		21	8	44
Joint ventures where entity is venturer | Manhattan West, New York
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | Grace Building, New York
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | One Liberty Plaza, New York
Investment [Line Items]
Share of net earnings from equity accounted investments		0
Joint ventures where entity is venturer | Southern Cross East, Melbourne
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | Brazil Retail
Investment [Line Items]
Share of net earnings from equity accounted investments		0
Joint ventures where entity is venturer | EY Centre
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | D.C. Fund
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | VAMF II
Investment [Line Items]
Share of net earnings from equity accounted investments		4	0	0
Joint ventures where entity is venturer | Principal Place - Commercial, London
Investment [Line Items]
Share of net earnings from equity accounted investments		0
Joint ventures where entity is venturer | Potsdamer Platz, Berlin
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | One New York Plaza, New York
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0
Joint ventures where entity is venturer | Republic Plaza, Denver
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | 75 State Street, Boston
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | 245 Park Avenue, New York
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | Other
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Joint ventures where entity is venturer | Joint ventures
Investment [Line Items]
Share of net earnings from equity accounted investments		25	8	44
Associates | GGP Inc. (“GGP”)
Investment [Line Items]
Share of net earnings from equity accounted investments		518	502	359
Associates | China Xintiandi (“CXTD”)
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Associates | Rouse Properties, Inc. (“Rouse”)
Investment [Line Items]
Share of net earnings from equity accounted investments				0
Associates | Diplomat Resort and Spa (“Diplomat”)
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Associates | Brookfield Premier Real Estate Partners Pooling LLC
Investment [Line Items]
Share of net earnings from equity accounted investments		71	0
Associates | Other
Investment [Line Items]
Share of net earnings from equity accounted investments		0	0	0
Associates | Associates
Investment [Line Items]
Share of net earnings from equity accounted investments		$ 589	$ 502	359
Associates | Joint ventures
Investment [Line Items]
Revenue				5,039
Expenses				3,166
Fair value gains (losses)				2,867
Share of net earnings from equity accounted investments				1,591
Discontinued operations				(40)
Net income				5,103
Other comprehensive income				49
Distributions received				$ 276